Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended					6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Condensed Consolidated Statements of Operations
Revenue	$ 2,798		$ 3,708				$ 8,130	$ 10,458	$ 13,600	$ 11,299
Cost of revenue	697		1,573				2,928	3,886	5,252	5,037
Gross profit	2,101		2,135				5,202	6,572	8,348	6,262
Operating expenses:
Sales and marketing	2,619		3,496				11,990	6,186	9,165	4,694
General and administrative	3,872		12,052				13,488	19,085	24,410	10,527
Research and development	588		1,571				2,096	2,245	2,522	3,498
Loss on impairment of intangible assets and goodwill									28,752
Total operating expenses	14,027		17,119				34,904	27,516	64,849	18,719
Operating loss	(11,926)		(14,984)				(29,702)	(20,944)	(56,501)	(12,457)
Other expense (income), net:
Interest expense, net	(31)		33				(47)	804	832	2,049
Warrant expense			2,813					2,813	2,813
Loss on extinguishment of debt, net								2,061	2,061	7,715
Gain on foreign currency exchange, net	279		(101)				467	(170)	(168)	(410)
Loss before income tax provision	(12,174)		(17,729)				(30,113)	(26,452)	(62,039)	(21,811)
Income tax (benefit) expense	(363)		(30)				(511)	23	(106)	(181)
Net loss	$ (11,811)		$ (17,699)				$ (29,602)	$ (26,475)	$ (61,933)	$ (21,630)
Net loss per share - basic and diluted:
Net loss per share - basic (in dollars per share)	$ (26.18)	$ (22.14)	$ (51.79)	$ (42.84)	$ (61.88)	$ (103.34)	$ (73.44)	$ (153.67)	$ (283.42)	$ (277.43)
Net loss per share - diluted (in dollars per share)	$ (26.18)	$ (22.14)	$ (51.79)	$ (42.84)	$ (61.88)	$ (103.34)	$ (73.44)	$ (153.67)	$ (283.42)	$ (277.43)
Shares used to compute basic net loss per share	451,184	371,031	341,768	91,080	78,763	84,921	403,104	172,288	218,522	77,965
Shares used to compute diluted net loss per share	451,184	371,031	341,768	91,080	78,763	84,921	403,104	172,288	218,522	77,965